Consolidated Statements of Changes in Shareholders’ Equity - USD ($)		Ordinary shares	Additional paid-in capital	Statutory Reserves	Accumulated deficit	Accumulated other comprehensive income(loss)	Total
Balances at Jan. 01, 2019		$ 10,000	$ 37,271,726		$ (41,061,113)	$ (9,569)	$ (3,788,956)
Balances (in Shares) at Jan. 01, 2019	[1]	10,000,000
Net income (loss) for the year					1,834,353		1,834,353
Conversion of shareholder loan of capital			1,148,106				1,148,106
Foreign currency translation adjustment						33,571	33,571
Balances at Dec. 31, 2019		$ 10,000	38,419,832		(39,226,760)	24,002	(772,926)
Balances (in Shares) at Dec. 31, 2019	[1]	10,000,000
Net income (loss) for the year					1,587,375		1,587,375
Foreign currency translation adjustment						36,993	36,993
Balances at Dec. 31, 2020		$ 10,000	38,419,832		(37,639,385)	60,995	851,442
Balances (in Shares) at Dec. 31, 2020	[1]	10,000,000
Net income (loss) for the year					(1,093,241)		(1,093,241)
Addition of share capital		$ 4,000	16,908,053				16,912,053
Addition of share capital (in Shares)	[1]	4,000,000
Statutory reserve				166,038	(166,038)
Foreign currency translation adjustment						152,700	152,700
Balances at Dec. 31, 2021		$ 14,000	$ 55,327,885	$ 166,038	$ (38,898,664)	$ 213,695	$ 16,822,954
Balances (in Shares) at Dec. 31, 2021	[1]	14,000,000

[1]	Retrospectively restated for effect of 1-for-1,000 forward split of the Ordinary Shares, see Note 13